EARNINGS PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income attributable to Class A and Class B ordinary shareholders	¥ 241,854	¥ 178,760	¥ 148,320
Net income for basic and diluted earnings per share	¥ 241,854	¥ 178,760	¥ 128,361
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	55,540,670	53,767,810	41,223,389
Dilutive effect of outstanding share options	3,464,591	4,983,046	6,546,743
Denominator for diluted earnings per share	59,005,261	58,750,856	47,770,132
Basic earnings per Class A and Class B ordinary share	¥ 4.35	¥ 3.32	¥ 3.11
Diluted earnings per Class A and Class B ordinary share	¥ 4.10	¥ 3.04	¥ 2.69
Series A [Member]
Numerator:
Earnings allocated to participating convertible redeemable preferred shares			¥ (5,648)
Series B [Member]
Numerator:
Earnings allocated to participating convertible redeemable preferred shares			(5,745)
Series C [Member]
Numerator:
Earnings allocated to participating convertible redeemable preferred shares			¥ (8,566)